UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06680

          -----------------------------------------------------------

                              BHIRUD FUNDS INC.

              (Exact name of registrant as specified in charter)

                          C/o Bhirud Associates, Inc.

                       6 Thorndal Circle, Suite 205, Darien, CT 06820

               (Address of principal executive offices)(Zip code)

          -----------------------------------------------------------

                              SURESH L. BHIRUD

                          C/o Bhirud Associates, Inc.

                      6 Thorndal Circle, Suite 205, Darien, CT 06820

                   (Name and address of agent for service)

                                1-203-662-6659

              Registrant's telephone number, including area code

          -----------------------------------------------------------

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

	Apex Mid Cap Growth Fund
	Schedule of Investments
	April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 21.05%

Cable & Other Pay Television Services - 1.63%
500	Tivo, Inc. *	$ 3,750

Chemicals & Allied Products - 2.33%
1,000	Huntsman Corp.	5,360

Crude Petroleum & Natural Gas - 0.03%
10,000	Cityview Corp. *	69
200	GSV, Inc. *	6
		75
Electronic Computers - 3.99%
1,000	Sun Microsystems, Inc. *	9,160

Engines & Turbines - 1.39%
4,000	Capstone Turbine Corp. *	3,200

Food & Kindred Products - 3.85%
500	Conagra Foods, Inc.	8,850

Househould Audio and Video Equipment - 0.01%
170	VPGI Corp. *	17

Pharmaceutical Preparations - 0.01%
8	Vivus, Inc. *	32

Retail-Drug Stores & Propriety Stores - 1.57%
4,000	Rite Aid Corp. *	3,600

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.01%
100	NYSE Euronext, Inc.	2,317

Security Brokers, Dealers & Flotation Companies - 0.00%
58	Dias Holding, Inc. *	3

Semiconductors & Related Devices - 0.51%
300	Renelola Ltd. *	1,041
12	Verigy Ltd. *	132
		1,173
Services-Computer Programming - 1.84%
250	Divx, Inc. *	1,283
2,000	Opentv Corp. *	2,940
		4,223
Services-Educational Services - 0.00%
27	Learning Priority, Inc. *	5

Services-Health Services - 0.00%
9,000	Diamond Hitts Production, Inc. *	1

Services-Prepackaged Software - 1.04%
2,000	CDC Corp. *	2,360

Telephone & Telegraph Apparatus - 1.84%
100	Ciena Corp. *	1,195
2,000	Nortel Networks Corp. *	398
500	Tellabs, Inc. *	2,620
200	TPC Liquidation, Inc. *	0
		4,213

TOTAL FOR COMMON STOCKS (Cost $221,030) - 21.05%		$ 48,339

EXCHANGE TRADED FUNDS - 16.63%
300	Ultrashort Basic Materials Proshares *	6,930
300	Ultrashort Oil & Gas Proshares *	6,681
200	Ultrashort QQQ Proshares *	7,422
140	Ultrashort Russell 2000 Proshares *	6,983
160	Ultrashort S&P 500 Proshares *	10,189

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $60,651) - 16.63%		$ 38,205

TOTAL INVESTMENTS (Cost $281,682) - 37.68%		$ 86,544

OTHER ASSETS LESS LIABILITIES - 62.32%		143,133

NET ASSETS - 100.00%		$ 229,677

* Non-income producing security during the period

NOTES TO FINANCIAL STATEMENTS
Apex Mid Cap Growth Fund
1. SECURITY TRANSACTIONS
At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $281,682 amounted to $195,138, which consisted of aggregate gross unrealized appreciation of $3,095 and aggregate gross unrealized depreciation of $198,233.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of April 30, 2009:

		INVESTMENT
		IN
		SECURITIES
======================================================================================================
Level 1 - Quoted prices		$ 86,544
Level 2 - Other significant observable inputs		-
Level 3 - Significant unobservable inputs		-
Total		$ 86,544

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the  filing  date  of  the report that includes the disclosure required by this  paragraph,  based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: June 22, 2009

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: June 22, 2009